Share Capital (Tables)	12 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
Schedule of Stock Options	The continuity schedule of stock options, as at June 30, 2023, is as follows:
	Number of options	Weighted average exercise price (CAD$)
Balance, July 1, 2021	3,115,832	1.56
Options Granted	2,702,000	3.72
Options exercised	(1,838,331)	1.23
Options forfeited	(317,334)	3.13
Balance, June 30, 2022	3,662,167	3.18
Options Granted	1,186,000	3.47
Options exercised	(445,000)	1.82
Options forfeited	(446,000)	3.66
Balance, June 30, 2023	3,957,167	3.37

Schedule of Options Granted	The fair value of the options granted during the year ended June 30, 2023 and 2022 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:
	Years ended June 30,
	2023	2022
Risk free interest rate	3.31%	2.33%
Expected volatility	79.79%	76.40%
Expected life of options in years	2.75	2.75
Estimated forfeiture rate	14.4%	14.1%

Schedule of Information about Stock Options Outstanding	The following table summarizes information about stock options outstanding as at June 30, 2023:
Exercise	Number of options outstanding as at	Weighted average remaining	Number of options exercisable as at	Weighted average
prices (CAD$)	2023-06-30	contractual life (years)	2023-06-30	exercise price (CAD$)
$2.15	774,167	0.65	774,167	$2.15
$3.33	713,000	3.60	237,667	$3.33
$3.42	939,000	4.56	-	-
$3.67	120,000	4.57	-	-
$3.89	10,000	3.65	3,334	$3.89
$3.92	50,000	4.79	-	-
$4.00	1,351,000	3.93	452,998	$4.00
$2.15 - $4.00	3,957,167	3.41	1,468,166	$2.92

Schedule of Continuity RSUs	The continuity schedule of RSUs, as at June 30, 2023, is as follows:
	Number of shares	Weighted average grant date closing price per share (CAD$)
Balance, July 1, 2021	794,900	$5.48
Granted	1,299,000	3.80
Forfeited	(274,451)	5.25
Distributed	(342,233)	5.21
Balance, June 30, 2022	1,477,216	$4.11
Granted	967,000	3.48
Forfeited	(222,801)	4.01
Distributed	(324,255)	4.20
Balance, June 30, 2023	1,897,160	$3.79

Schedule of Loss Per Share
	For the years ended June 30,
	2023			2022
	Loss	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss Attributable to equity holders of the Company	$(8,095,449)			$(6,420,885)

Basic loss per share	(8,095,449)	156,991,661	$(0.05)	(6,420,885)	155,626,128	$(0.04)
Effect of dilutive securities:
Stock options and RSUs		-			-
Diluted loss per share	$(8,095,449)	156,991,661	$(0.05)	$(6,420,885)	155,626,128	$(0.04)